Borrowing facilities	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowing facilities
Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree loan facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities have never been drawn, and our undrawn amounts are listed below.

At 31 March 2020, we had bilateral committed credit facilities of £5,495 million (2019: £5,463 million). In addition, we had committed credit facilities from syndicates of banks of £277 million at 31 March 2020 (2019: £264 million). All committed credit facilities were undrawn in 2020 and 2019. An analysis of the maturity of these undrawn committed facilities is shown below:

	2020	2019
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	1,940	—
In 2 to 3 years	1,668	2,190
In 3 to 4 years	277	1,668
In 4 to 5 years	1,887	1,869
More than 5 years	—	—
	5,772	5,727

Of the unused facilities at 31 March 2020, £5,495 million (2019: £5,463 million) is available for liquidity purposes, while £277 million (2019: £264 million) is available as backup to specific US borrowings. £1,923 million of the undrawn bilateral facilities due to mature in one to two years, were renegotiated between 1 April and 17 June 2020 with new expiry dates to June 2024. Of the £1,887 million of undrawn committed borrowings facilities due to expire within four to five years, £110 million was renegotiated before 31 March 2020, with the expiry extended by a further year, with effect from 1 June 2020.
For the separately regulated business of National Grid Electricity System Operator Limited, the Group has a facility of £550 million (2019: £550 million). This facility is not available as Group general liquidity support and is not represented in the table above.
In addition to the above, the Group has Export Credit Agreements (ECAs) totalling £901 million (2019: £859 million), of which £233 million (2019: £510 million) is undrawn. Subsequent to the year end, two new ECAs totalling £598 million have been made available and have not been drawn.